For the three and nine months ended October 31 ,2021 the Company issued the following warrants (Details) - $ / shares	1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 26, 2021	Aug. 26, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021
Equity [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	2174.00%		2181.00%	506.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 1.50		$ 2.11	$ 0.40
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsStockPrice-0]	$ 2.05		$ 2.00	$ 0.37
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years		3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.46%	0.19%	0.37%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%		0.00%